CREDIT FACILITY (Details) (USD $)	Jun. 30, 2012	Apr. 06, 2012
CREDIT FACILITY [Abstract]
Credit facility maximum borrowing capacity		$ 1,500,000
Credit facility amount outstanding		580,000
The percentage of total finished goods inventory that determines the amount of allowable advances under the credit facility		40.00%
Credit facility interest rate		8.00%
Prime interest rate spread		3.00%
Percentage rate for monitoring and other fees per terms of credit facility agreement		1.75%
The per annum referral fee percentage rate per terms of credit facility agreement		4.00%
Number of years referral fee is in effect		3
Additional amount that can be borrowed on facility	$ 74,409